Property and Equipment (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 08, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Predecessor [Member]
Property and Equipment (Textual)
Depreciation expense	$ 18,486			$ 83,569
Property, Plant and Equipment [Member]
Property and Equipment (Textual)
Depreciation expense		$ 40,655	$ 0